Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

19. Derivative Instruments

FASB ASC 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. As required by GAAP, the Company records all derivatives on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivatives and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivatives is initially reported in other comprehensive income (outside of earnings) and subsequently reclassified into earnings when the hedged transaction affects earnings, with any ineffective portion of changes in the fair value of the derivative recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction.

During the first quarter of 2008, the Company executed an interest rate swap to hedge a $25 million floating-rate subordinated note that was entered into by PNB during the fourth quarter of 2007. The Company's objective in using this derivative is to add stability to interest expense and to manage its exposure to interest rate risk. Our interest rate swap involves the receipt of variable-rate amounts in exchange for fixed-rate payments over the life of the agreement without exchange of the underlying principal amount, and has been designated as a cash flow hedge.

At December 31, 2011 and 2010, the interest rate swap's fair value of $(0.8) million and $(1.6) million, respectively, was included in other liabilities. No hedge ineffectiveness on the cash flow hedge was recognized during the twelve months ended December 31, 2011 or 2010. At December 31, 2011, the variable rate on the $25 million subordinated note was 2.58% (3-month LIBOR plus 200 basis points) and Park was paying 6.01% (4.01% fixed rate on the interest rate swap plus 200 basis points).

For the twelve months ended December 31, 2011 and 2010, the change in the fair value of the interest rate swap reported in other comprehensive income was a gain of $512,000 (net of taxes of $276,000) and a loss of $98,000 (net of taxes of $53,000), respectively. Amounts reported in accumulated other comprehensive income related to the interest rate swap will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt.

As of December 31, 2011 and 2010, no derivatives were designated as fair value hedges or hedges of net investments in foreign operations. Additionally, the Company does not use derivatives for trading or speculative purposes.

As of December 31, 2011 and December 31, 2010, Park had mortgage loan interest rate lock commitments (IRLCs) outstanding of approximately $17.2 million and $14.5 million, respectively. Park has specific forward contracts to sell each of these loans to a third party investor. These loan commitments represent derivative instruments, which are required to be carried at fair value. The derivative instruments used are not designed as hedges under GAAP. The fair value of the derivative instruments was approximately $251,000 at December 31, 2011 and $166,000 at December 31, 2010. The fair value of the derivative instruments is included within loans held for sale and the corresponding income is included within non-yield loan fee income. Gains and losses resulting from expected sales of mortgage loans are recognized when the respective loan contract is entered into between the borrower, Park, and the third party investor. The fair value of Park's mortgage IRLCs is based on current secondary market pricing.

In connection with the sale of Park's Class B Visa shares during the 2009 year, Park entered into a swap agreement with the purchaser of the shares. The swap agreement adjusts for dilution in the conversion ratio of Class B Visa shares resulting from certain Visa litigation. At December 31, 2011 and December 31, 2010, the fair value of the swap liability of $700,000 and $60,000, respectively, is an estimate of the exposure based upon probability-weighted potential Visa litigation losses.